Net Periodic Pension Benefit Cost Assumptions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss - benefit obligation	$ 405	$ 2,621	$ 2,232
Actuarial (gain)/loss - plan assets	(915)	1,744	(1,023)
Actuarial loss recognized in net periodic benefit cost	(179)
Total	$ (689)	$ 4,365	$ 1,209
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.40%	5.70%
Rate of compensation increase	3.50%	4.00%	4.00%
Expected rate of return on plan assets	5.80%	7.10%	7.40%